Lending Activities - Credit quality of commercial mortgages (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 45,166	$ 39,884
Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	6,278	2,324
2021	2,777	2,357
2020	1,932	5,584
2019	5,227	5,156
2018	4,682	3,085
Prior	12,097	12,022
Total	$ 32,993	$ 30,528
Weighted average debt service coverage ratio	1.9	1.9
Weighted average loan-to-value ratio (as a percent)	59.00%	57.00%
Less than 65% | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	$ 5,270	$ 1,859
2021	2,061	1,935
2020	1,515	3,912
2019	3,752	4,072
2018	2,666	2,384
Prior	9,205	8,264
Total	24,469	22,426
65% to 75% | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	973	304
2021	435	396
2020	391	1,672
2019	1,425	1,084
2018	1,356	340
Prior	1,184	2,814
Total	5,764	6,610
76% to 80% | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	35	0
2021	43	0
2020	0	0
2019	0	0
2018	70	188
Prior	218	259
Total	366	447
Greater than 80% | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0	161
2021	238	26
2020	26	0
2019	50	0
2018	590	173
Prior	1,490	685
Total	2,394	1,045
Greater than 1.2X | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	5,382	1,861
2021	2,043	1,520
2020	1,521	4,915
2019	4,832	3,300
2018	3,505	2,997
Prior	9,948	9,005
Total	27,231	23,598
1.00 - 1.20X | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	859	463
2021	734	810
2020	388	598
2019	343	1,030
2018	470	88
Prior	1,088	1,684
Total	3,882	4,673
Less than 1.00X | Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	37	0
2021	0	27
2020	23	71
2019	52	826
2018	707	0
Prior	1,061	1,333
Total	$ 1,880	$ 2,257